DELAWARE(SM)
INVESTMENTS
-----------                                            DELAWARE FOUNDATION FUNDS
                                                                Growth Portfolio
                                                              Balanced Portfolio
                                                                Income Portfolio

Asset Allocation

2000 SEMI-ANNUAL REPORT






                           (Asset Allocation Artwork)

A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------

Table of Contents
-----------------

Letter to Shareholders                                          1

Portfolio Management
Review                                                          4

Performance Summary

  Growth Portfolio                                              8
  Balanced Portfolio                                            9
  Income Portfolio                                             10

Financial Statements

  Statements of Net Assets                                     11

  Statements of Operations                                     14

  Statements of Changes in
  Net Assets                                                   15

  Financial Highlights                                         16

  Notes to Financial
  Statements                                                   22

A Commitment To Our Investors

Experienced

[ ] Our seasoned investment professionals average more than 15 years' experience.

[ ] For over 70 years, we have managed money in a variety of investment styles that have weathered a full range of economic and market environments. We opened our first mutual fund in 1938.

Disciplined

[ ] We follow strict investment policies and clear buy/sell guidelines.

[ ] We strive to balance risk and reward in order to provide relatively conservative investment alternatives within any given asset class.

Consistent

[ ] We believe consistent processes are the best way to seek consistent investment performance.

[ ] Our commitment to style consistency has earned us the confidence of discriminating institutional and individual investors to manage over $46 billion in assets as of March 31, 2000.

Comprehensive

[ ] We offer more than 70 mutual funds in these asset classes.

    o Large-cap equity                o High-yield bonds
    o Mid-cap equity                  o Investment grade bonds
    o Small-cap equity                o Municipal bonds (24 single-state funds)
    o International equity            o International fixed-income
    o Balanced

[ ] Our funds are available through financial advisers who can offer you individualized attention and valuable investment advice.


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
(C)Delaware Distributors, L.P.

"PERFORMANCE OF THE
MAJOR U.S. EQUITY
MARKETS REMAINED
STRONG DURING THE
SIX-MONTH PERIOD ENDED
MARCH 31, 2000, DRIVEN BY
RISING PRODUCTIVITY AND
CORPORATE EARNINGS."


Dear Shareholder



May 12, 2000


Recap of Events - If you could capture the markets' behavior over the last six months in a single word, that word would have to be erratic.

Performance of the major U.S. equity markets remained strong during the six-month period ended March 31, 2000, driven by rising productivity and corporate earnings. However, inflation fears prompted the Federal Reserve Board to continue its more restrictive monetary policy. The Fed followed up its interest rate increases of June 30 and August 24, 1999 with three additional quarter-point rate hikes between November, 1999 and March, 2000. As of this writing, the federal funds rate - the rate banks charge each other on overnight loans - is 6.0%, the highest it has been in five years.

While these rate increases were not enough to completely dampen investors' enthusiasm, they introduced a new note of caution - at least for the "old economy" stocks of the Dow Jones Industrial Average. At first, the NASDAQ Composite (the index that includes many younger technology and small capitalization companies) seemed unfazed by the interest rate increases. In fact, soaring prices and demand for technology stocks kept prices high and were largely responsible for the overall market's impressive gains through December, 1999.



Average Total Returns
For Period Ended March 31, 2000                                     Six Months
--------------------------------------------------------------------------------
Delaware Foundation Funds
Growth Portfolio Class A                                              +14.11%
--------------------------------------------------------------------------------
Balanced Portfolio Class A                                            +10.08%
--------------------------------------------------------------------------------
Income Portfolio Class A                                               +6.17%
--------------------------------------------------------------------------------
Unmanaged Equity Indexes
S&P 500 Index                                                         +17.52%
Morgan Stanley Europe, Australia and Far East (EAFE) Index            +17.00%
Russell 2000 Index                                                    +26.83%
Morgan Stanley Emerging Markets Free Index                            +28.48%
--------------------------------------------------------------------------------
Unmanaged Fixed-Income Indexes
Lehman Brothers Aggregate Bond Index                                   +2.08%
Salomon Brothers High-Yield Bond Index                                 -1.37%
--------------------------------------------------------------------------------
All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of distributions. Performance information for all Fund classes can be found on pages 8 through 10. The S&P 500 Index is an index of 500, mostly large capitalization stocks. The Russell 2000 Index is a measure of 2000 smaller companies as compiled by the Frank Russell Co. The Morgan Stanley EAFE Index is a measure of international stocks in established markets. The Morgan Stanley Emerging Markets Free Index is a measure of international stocks in emerging markets. The Lehman Brothers Aggregate Bond Index is a measure of investment grade domestic bonds. The Salomon Brothers High-Yield Bond Index is a measure of lower rated domestic corporate bonds. All indexes are unmanaged. (Source: Bloomberg and Lipper Analytical Services, Inc.) You cannot invest directly in an index. Past performance does not guarantee future results.

"WE EXPECT TO SEE
CONTINUED MARKET
VOLATILITY OVER THE NEXT
FEW MONTHS AS THE FED
CONTINUES ITS EFFORT TO
THWART INFLATION AND
INVESTORS CONTINUE TO
COMPARE THE MERITS OF
`OLD ECONOMY' TO
`NEW ECONOMY' STOCKS."

(Asset Allocation Artwork)



In late February and March, 2000, however, concerns over rising interest rates, potential inflation and high stock prices began to take their toll on all market sectors, leading to several bouts of volatility. After passing the 5000 milestone in early March, the NASDAQ composite fell sharply several times during the month, but each time recovered. The S&P 500 Index fell sharply in February only to regain ground in March, reaching a high of 1550 on March 24, 2000. On several occasions during the quarter, it looked as though investors were beginning to favor value over growth as they took money from technology stocks to invest in the traditional stocks - going back to the "old economy" from the "new economy." However, the Dow finished the quarter down -0.5%, while the S&P 500 Index returned 7.7% and the NASDAQ closed the quarter up 12.3%.

The U.S. bond market continued to struggle during the six-month period ended March 31, 2000. Bond prices, which move in the opposite direction of interest rates, fell as the Fed raised the federal funds rate. Long-term interest rates, which are not determined by the Fed but rather by investor demand, also rose significantly.

During the period, we saw renewed strength in foreign stocks. In Japan, the Nikkei 225 Index, the country's leading equity benchmark, was up 15.52%. The developing economies of the world experienced a remarkable recovery from the lows of late 1998. The MSCI Emerging Markets Free Index, the leading emerging markets benchmark, rose 28.48% over the six-month period. Despite rising interest rates in some developed countries during the fourth quarter 1999, these markets also performed well. The MSCI EAFE Index, the leading developed markets benchmark, recorded a return of 17.0% for the period.

Delaware Foundation Funds' returns for the six months ended March 31, 2000 are modest on an absolute basis. Please see the Portfolio Management Review on page 4 for a discussion of each Portfolio's performance.

For the six-month period ended March 31, 2000:

The Growth Portfolio provided a return of 14.11% (Class A shares at net asset value with distributions reinvested).

The Balanced Portfolio returned 10.08% (Class A shares at net asset value with distributions reinvested).

The Income Portfolio returned 6.17% (Class A shares at net asset value with distributions reinvested).

Market Outlook - In our opinion, the overall outlook for the stock market appears positive both in the U.S. and overseas. However, we expect to see continued market volatility over the next few months as the Fed continues its effort to thwart inflation and investors continue to compare the merits of "old economy" to "new economy" stocks. In this environment, we remain confident that an asset allocation approach with a mix of stock and bond mutual funds has the potential to achieve more consistent returns over time, generally at lower levels of portfolio volatility. We thank you for your continued investment in the Delaware Foundation Funds.


Sincerely,




/s/ Wayne A. Stork                        /s/ David K. Downes
-------------------------------------     --------------------------------------
Wayne A. Stork                            David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

PORTFOLIO MANAGEMENT REVIEW
---------------------------

J. Paul Dokas
Senior Portfolio Manager
May 12, 2000


The Funds' Results
As investors with a long-term outlook, we at Delaware remain committed to our fundamental discipline. The Delaware Foundation Funds provide the oversight of a team of professionals who are constantly assessing the risk/reward trade-off offered by the major asset classes. We use a combination of proprietary technology, hands-on research and professional judgment to allocate your assets to investments we believe provide the best potential risk-adjusted returns.

In all three Delaware Foundation Funds, we look at relative valuations in asset classes in order to make reasonable, rational investment choices in a consistent and disciplined way. Though guided by the same overall strategy, the individual Delaware Foundation Funds' Portfolios don't move in lockstep. Our allocation decisions adhere to the level of risk tolerance set out by each Portfolio's objectives.

Delaware Foundation Funds

Growth Portfolio
As we started our fiscal year on October 1, 1999, jitters about future interest rate increases by the Fed had caused stock prices to decline. The return on the S&P 500 Index, for example, had plunged to -6.24% for the third quarter of 1999. At that time, our strategy of looking for the most attractively priced asset classes on a relative basis made a compelling case for having significant positions in both U.S. and non-U.S. equities. As of October 1, 1999, our equity position stood at 83.4% of net assets. More than one-quarter of this was in foreign equity funds, including Delaware International Equity Fund and Delaware Emerging Markets Fund.

In October and November 1999, we added to Growth Portfolio's U.S. equity mutual fund allocations, investing in Delaware Diversified Value Fund, and decreased our exposure to fixed-income funds. Part of this decrease came from a reduction in our position in Delaware Delchester Fund, Delaware's high-yield bond fund, and the elimination of our position in Delaware Extended Duration Bond Fund. Strong gains in U.S. equity prices in the last quarter of 1999 called for a shift back to fixed-income funds and cash. As of the end of 1999, your Portfolio held a 77.5% position in equities and a 22.5% position in fixed-income and cash.

Within the U.S. stock allocation, the Portfolio maintained a substantial position in small-cap stock funds throughout 1999 because we found relatively better prices and risk profiles among small-cap stocks than among large capitalization stocks. In the fourth quarter, however, we reduced our position to realize profits and rebalance the Portfolio in light of lower than expected returns for small-cap stocks.

(Asset Allocation Artwork)

"WE USE A COMBINATION
OF PROPRIETARY
TECHNOLOGY, HANDS-ON
RESEARCH AND
PROFESSIONAL JUDGMENT
TO ALLOCATE YOUR ASSETS
TO INVESTMENTS WE
BELIEVE PROVIDE THE BEST
POTENTIAL RISK-ADJUSTED
RETURNS."


Our view on foreign equity funds was favorable throughout 1999. For the long-term investor, we believe that some exposure to emerging equity markets offers the potential for high returns and provides an excellent means of diversification.

In December, 1999 and January, 2000, stocks rallied strongly and hence, lowered return expectations. As bond yields rose and offered attractive returns, we moved into bonds. This was accomplished by adding Delaware Extended Duration Bond Fund to our Portfolio.

We began to reverse this move in late January. By January's end, bonds were getting more expensive, and stocks began to decline. Once again, as at the beginning of the third quarter, declining stock prices and rising bond prices led us to increase our position in U.S. equities with the goal of achieving more attractive risk-adjusted returns. At the end of the six-month period, our weighting in equities stands at 86.42%, its high for the period.

Balanced Portfolio
Prior to the start of our fiscal period on October 1, 1999, we had reduced our exposure to equities as we believed that many U.S. companies carried risks that exceeded their potential rewards. Our judgment proved correct as equities experienced a difficult period in the third quarter 1999. We began reallocating a portion of the Portfolio back to U.S. equities as the fiscal year began on October 1, 1999.

Bonds began to look more attractive as long-bond yields climbed from a low of approximately 6% in mid-November, 1999 to nearly 6.8% by mid-January, 2000. At the same time, we believed that frenetic buying in the equity market was limiting potential gains. We added to our holdings of Delaware Extended Duration Bond Fund and Delaware Delchester Fund to increase our exposure to bonds. By January 31, 2000 we reached a high of 42.6% of total fixed-income assets and a low of 53.0% of equities.

As with the Growth Portfolio, by late January it became clear that declining Treasury yields and the growing spread between anticipated returns on stocks and bonds were making equities again more appealing. We reduced our fixed-income allocation and simultaneously increased our U.S. equity exposure in the Balanced Portfolio.

As of March 31, 2000, the Balanced Portfolio had a high of 69.54% invested in U.S. and foreign equities, surpassing our neutral position of 60% by nearly 10%. We received a significant amount of new cash from investors just before the market's mid-March rally and we used that to increase our equity exposure.

(Asset Allocation Artwork)


Income Portfolio
Our target weightings for the Income Portfolio reflect its income orientation: the Portfolio follows a relatively risk-averse strategy. We base our decisions on the same assessment of market conditions that the Growth and Balanced Portfolios are subject to, but with a more conservative risk tolerance.

We began our fiscal period with about 35% of the Portfolio in U.S. equities and the remainder in a diversified mix of fixed-income funds. This allocation worked well for us as the equity market experienced difficulty during the third quarter of 1999. We held our equity position at this level and our fixed-income position at about 64% through the last quarter of the year.

We remained slightly overweight in non-U.S. equities, staying between 6.1% and 6.8% of the Portfolio through the period, reflecting our favorable view of international markets.

As U.S. stock prices rose in December and January, we shifted the Portfolio's allocations in two steps. With bond yields close to 7% on the long-term 30-year U.S. Treasury bond, and our expected return for stocks dropping close to 9%, we reduced our holdings of equities and increased our holdings of fixed-income assets. When the stock market began correcting from its peak in mid-January, we reallocated the Portfolio back to a more typical allocation and ended the fiscal period with 40.86% in equity funds and 55.02% in fixed-income funds.

A small position (1.94%) in Delaware REIT Fund is used to generate additional income for the Portfolio.

"WE REMAIN COMMITTED
TO SAFEGUARDING
INVESTORS' ASSETS FROM
THE EXTREMES IN
VOLATILITY THAT THE
MARKET IS CURRENTLY
EXPERIENCING."



Outlook

We have a generally positive view on the current investment environment and believe the Delaware Foundation Funds are well-positioned to participate in the economy's overall health. We remain committed to safeguarding investors' assets from the extremes in volatility that the market is currently experiencing.

We are encouraged that the Federal Reserve is making policy decisions in an attempt to prevent future problems. Although some stock valuations may be excessive, others are well-justified, in our opinion, based on current interest rate levels and earnings growth rates. Added together, we believe our diversified approach and risk sensitivity in the Delaware Foundation Funds continue to offer a way for investors to participate in the economy's and the market's relative strengths while seeking to preserve capital.

Fund Allocations
March 31, 2000

                                                                   Growth      Balanced     Income
Fund*                                           Type/Style        Portfolio    Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
Delaware Growth                                 Large-Cap
   and Income Fund                              Value Stocks        9.1%         8.1%        4.7%
---------------------------------------------------------------------------------------------------------
Delaware Diversified                            Large-Cap
   Value Fund                                   Value Stocks        9.9%        11.0%        5.0%
---------------------------------------------------------------------------------------------------------
Delaware Research                               Multi-Cap Growth
   Fund                                         & Value Stocks      8.4%         9.3%        5.4%
---------------------------------------------------------------------------------------------------------
Delaware Diversified                            Large-Cap
   Growth Fund                                  Growth Stocks      21.2%        14.5%       10.9%
---------------------------------------------------------------------------------------------------------
Delaware Small Cap                              Small-Cap
   Value Fund                                   Value Stocks        4.4%         3.8%        1.4%
---------------------------------------------------------------------------------------------------------
Delaware International
   Equity Fund                                  Non-U.S. Stocks    17.0%        11.6%        6.2%
---------------------------------------------------------------------------------------------------------
Delaware Real Estate                            Real Estate
   Investment Trust Fund                        Investment Trusts   0.0%         0.0%        1.9%
---------------------------------------------------------------------------------------------------------
Delaware Emerging                               Developing
   Markets Fund                                 Countries Stocks    3.6%         2.4%        0.0%
---------------------------------------------------------------------------------------------------------
Delaware Select                                 Multi-Cap
   Growth Fund                                  Growth Stocks      12.7%         8.8%        5.4%
---------------------------------------------------------------------------------------------------------
Delaware American                               Mortgages
   Government Bond Fund                         & Treasuries        8.8%        23.8%       41.1%
---------------------------------------------------------------------------------------------------------
Delaware Delchester                             High-Yield
   Fund                                         Corporate Bonds     3.0%         6.1%       13.9%
---------------------------------------------------------------------------------------------------------
Cash                                                                1.9%         0.6%        4.1%
---------------------------------------------------------------------------------------------------------

*All portfolio holdings are institutional class shares of each Fund.

FUND BASICS
-----------



Fund Objective
Seeks long-term capital growth.

Assets Under Management
$15.95 million

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas joined Delaware in 1997. He was previously Director of Trust Investment Management at Bell Atlantic Corporation. He earned a bachelor's degree at Loyola College in Baltimore and an MBA at the University of Maryland. He is a Chartered Financial Analyst.

NASDAQ Symbols
Class A  DFGAX
Class B  N/A
Class C  N/A

[ASSET ALLOCATION ARTWORK]


GROWTH PORTFOLIO PERFORMANCE
----------------------------

Average Total Returns
Through March 31, 2000                                   Lifetime    One Year
-----------------------------------------------------------------------------
Class A (Est. 12/31/97)
   Excluding Sales Charge                                 +11.86%     +15.57%
   Including Sales Charge                                  +8.95%      +8.94%
-----------------------------------------------------------------------------
Class B (Est. 12/31/97)
   Excluding Sales Charge                                 +11.11%     +14.66%
   Including Sales Charge                                  +9.93%      +9.66%
-----------------------------------------------------------------------------
Class C (Est. 12/31/97)
   Excluding Sales Charge                                 +11.16%     +14.65%
   Including Sales Charge                                 +11.16%     +13.65%
-----------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C results excluding sales charge assume either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 5.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual returns for lifetime and one-year periods ended March 31, 2000 for the Growth Portfolio's Institutional Class were 12.15% and 15.83%, respectively. The Institutional Class (Est. 12/31/97) is available without sales charge only to certain eligible institutional accounts.

FUND BASICS
-----------


Fund Objective
Seeks capital appreciation with current income as a secondary objective.

Assets Under Management
$31.36 million

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas

NASDAQ Symbols
Class A  DFBAX
Class B  N/A
Class C  N/A


BALANCED PORTFOLIO PERFORMANCE
------------------------------

Average Total Returns
Through March 31, 2000                                   Lifetime    One Year
-----------------------------------------------------------------------------
Class A (Est. 12/31/97)
   Excluding Sales Charge                                 +8.16%     +10.30%
   Including Sales Charge                                 +5.35%      +3.94%
-----------------------------------------------------------------------------
Class B (Est. 12/31/97)
   Excluding Sales Charge                                 +7.48%      +9.49%
   Including Sales Charge                                 +6.25%      +4.49%
-----------------------------------------------------------------------------
Class C (Est. 12/31/97)
   Excluding Sales Charge                                 +7.58%      +9.47%
   Including Sales Charge                                 +7.58%      +8.47%
-----------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C results excluding sales charge assume either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares of each Fund have a 5.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual returns for lifetime and one-year periods ended March 31, 2000 for the Balanced Portfolio's Institutional Class were 8.43% and 10.61%, respectively. The Institutional Class (Est. 12/31/97) is available without sales charge only to certain eligible institutional accounts.

FUND BASICS
-----------


Fund Objective
Seeks a combination of current income and preservation of capital with capital appreciation.

Assets Under Management
$18.46 million

Fund Start Date
December 31, 1997

Your Fund Manager
J. Paul Dokas

NASDAQ Symbols
Class A  DFIAX
Class B  N/A
Class C  N/A

[ASSET ALLOCATION ARTWORK]


INCOME PORTFOLIO PERFORMANCE
----------------------------

Average Total Returns
Through March 31, 2000                                  Lifetime    One Year
-----------------------------------------------------------------------------
Class A (Est. 12/31/97)
   Excluding Sales Charge                                +5.20%      +5.30%
   Including Sales Charge                                +2.46%      -0.72%
-----------------------------------------------------------------------------
Class B (Est. 12/31/97)
   Excluding Sales Charge                                +4.57%      +4.44%
   Including Sales Charge                                +3.30%      -0.52%
-----------------------------------------------------------------------------
Class C (Est. 12/31/97)
   Excluding Sales Charge                                +4.47%      +4.45%
   Including Sales Charge                                +4.47%      +3.46%
-----------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C results excluding sales charge assume either that contingent sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares of each Fund have a 5.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual returns for lifetime and one-year periods ended March 31, 2000 for the Income Portfolio's Institutional Class were 5.44% and 5.54%, respectively. The Institutional Class (Est. 12/31/97) is available without sales charge only to certain eligible institutional accounts.

Statements of Net Assets

GROWTH PORTFOLIO
----------------

                                                         Number of      Market
March 31, 2000 (Unaudited)                                 Shares       Value
------------------------------------------------------------------------------
Investment Companies - 98.25%
Equity Funds - 86.42%
Delaware Group Equity Funds II -
 Delaware Diversified Value Fund ......................    154,992 $ 1,576,265
Delaware Group Equity Funds II -
 Delaware Growth and Income Fund ......................     99,586   1,448,972
Delaware Group Equity Funds III -
 Delaware Research Fund ...............................    142,383   1,345,521
Delaware Group Equity Funds IV -
 Delaware Diversified Growth Fund .....................    252,469   3,380,556
Delaware Group Equity Funds V -
 Delaware Small Cap Value Fund ........................     28,674     713,690
Delaware Group Global & International Funds -
 Delaware Emerging Markets Fund .......................     63,376     573,549
Delaware Group Global & International Funds -
 Delaware International Equity Fund ...................    171,286   2,714,877
Voyageur Mutual Funds III -
 Delaware Select Growth Fund ..........................     45,751   2,027,237
                                                                   -----------
                                                                    13,780,667
                                                                   -----------
Fixed-Income Funds - 11.83%
Delaware Group Government Funds -
 Delaware American Government Bond Fund ...............    195,711   1,403,248
Delaware Group Income Funds -
 Delaware Delchester Fund .............................    102,119     483,023
                                                                   -----------
                                                                     1,886,271
                                                                   -----------
Total Investment Companies
 (cost $14,588,065) ...................................             15,666,938
                                                                   -----------

                                                          Principal
                                                            Amount
                                                          ---------
Repurchase Agreements - 2.02%
With Chase Manhattan 6.03% 4/3/00
 (dated 3/31/00, collateralized by $118,000
 U.S. Treasury Notes 4.75% due 2/15/04,
 market value $112,646) ...............................   $110,000     110,000
With PaineWebber 6.05% 4/3/00 (dated
 3/31/00, collateralized by $31,000 U.S.
 Treasury Notes 6.375% due 3/31/01, market
 value $30,577 and $31,000 U.S. Treasury
 Notes 5.25% due 5/31/01, market value
 $31,327 and $15,000 U.S. Treasury Notes
 11.875% due 11/15/03, market value $18,208
 and $31,000 U.S. Treasury Notes 5.875%
 due 11/15/04, market value $31,330) ..................    109,000     109,000
With Prudential Securities 6.00% 4/3/00
 (dated 3/31/00, collateralized by $94,000
 U.S. Treasury Notes 6.00% due 8/15/00,
 market value $105,065) ...............................    103,000     103,000
                                                                   -----------
Total Repurchase Agreements
 (cost $322,000) ......................................                322,000
                                                                   -----------

--------------------------------------------------------------------------------
Total Market Value of Securities - 100.27%
 (cost $14,910,065) ...................................            $15,988,938
Liabilities Net of Receivables and
 Other Assets - (0.27%) ...............................                (42,331)
                                                                   -----------
Net Assets Applicable to 1,555,185
 Shares Outstanding - 100.00% .........................            $15,946,607
                                                                   ===========
Net Asset Value - Growth Portfolio A Class
 ($12,620,435 / 1,230,798 shares) .....................                 $10.25
                                                                   -----------
Net Asset Value - Growth Portfolio B Class
 ($2,354,020 / 229,645 shares) ........................                 $10.25
                                                                   -----------
Net Asset Value - Growth Portfolio C Class
 ($809,403 / 78,875 shares) ...........................                 $10.26
                                                                   -----------
Net Asset Value - Growth Portfolio Institutional
 Class ($162,749 / 15,867 shares) .....................                 $10.26
                                                                   -----------
Components of Net Assets at March 31, 2000:
Shares of Beneficial Interest (unlimited
 authorization - no par) ..............................            $14,433,469
Undistributed net investment income ...................                  2,913
Accumulated net realized gain on investments ..........                431,352
Net unrealized appreciation of investments ............              1,078,873
                                                                   -----------
Total net assets ......................................            $15,946,607
                                                                   ===========
Net Asset Value and Offering Price Per Share -
 Growth Portfolio
Net asset value A Class (A) ...........................                 $10.25
Sales charge (5.75% of offering price or 6.15%
 of the amount invested per share) (B) ................                   0.63
                                                                   -----------
Offering price ........................................                 $10.88
                                                                   ===========
---------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


                             See accompanying notes

BALANCED PORTFOLIO
------------------

                                                         Number of      Market
March 31, 2000 (Unaudited)                                 Shares       Value
------------------------------------------------------------------------------
Investment Companies - 99.41%
Equity Funds - 69.54%
Delaware Group Equity Funds II -
 Delaware Growth And Income Fund ....................      175,423 $ 2,552,398
Delaware Group Equity Funds II -
 Delaware Diversified Value Fund ....................      337,789   3,435,313
Delaware Group Equity Funds III -
 Delaware Research Fund .............................      309,856   2,928,136
Delaware Group Equity Funds IV -
 Delaware Diversified Growth Fund ...................      338,968   4,538,778
Delaware Group Equity Funds V -
 Delaware Small Cap Value Fund ......................       48,003   1,194,786
Delaware Group Global & International Funds -
 Delaware International Equity Fund .................      230,117   3,647,354
Delaware Group Global & International Funds -
 Delaware Emerging Markets Fund .....................       84,013     760,315
Voyageur Mutual Funds III -
 Delaware Select Growth Fund ........................       62,118   2,752,460
                                                                   -----------
                                                                    21,809,540
                                                                   -----------
Fixed-Income Funds - 29.87%
Delaware Group Government Funds -
 Delaware American Government Bond Fund .............    1,041,577   7,468,109
Delaware Group Income Funds -
 Delaware Delchester Fund ...........................      401,948   1,901,216
                                                                   -----------
                                                                     9,369,325
                                                                   -----------
Total Investment Companies
 (cost $30,230,925) .................................               31,178,865
                                                                   -----------

                                                        Principal
                                                          Amount
                                                        ---------
Repurchase Agreements - 0.80%
With Chase Manhattan 6.03% 4/3/00
 (dated 3/31/00, collateralized by $92,000
 U.S. Treasury Notes 4.75% due 2/15/04,
 market value $87,808) ..............................      $86,000      86,000
With PaineWebber 6.05% 4/3/00 (dated
 3/31/00, collateralized by $24,000 U.S.
 Treasury Notes 6.375% due 3/31/01, market
 value $23,835 and $24,000 U.S. Treasury Notes
 5.25% due 5/31/01, market value $24,420 and
 $12,000 U.S. Treasury Notes 11.875%
 due 11/15/03, market value $14,193
 and $24,000 U.S. Treasury Notes 5.875%
 due 11/15/04, market value $24,422) ................       85,000      85,000
With Prudential Securities 6.00% 4/3/00
 (dated 3/31/00, collateralized by $73,000
 U.S. Treasury Notes 6.00% due 8/15/00,
 market value $81,899) ..............................       80,000      80,000
                                                                   -----------
Total Repurchase Agreements
 (cost $251,000) ....................................                  251,000
                                                                   -----------

--------------------------------------------------------------------------------
Total Market Value of Securities - 100.21%
 (cost $30,481,925) ..........................................     $31,429,865
Liabilities Net of Receivables and
 Other Assets - (0.21%) ......................................         (67,267)
                                                                   -----------
Net Assets Applicable to 3,348,750
 Shares Outstanding - 100.00% ................................     $31,362,598
                                                                   ===========
Net Asset Value - Balanced Portfolio A Class
 ($28,977,225 / 3,094,639 shares) ............................           $9.36
                                                                   -----------
Net Asset Value - Balanced Portfolio B Class
 ($1,292,270 / 137,742 shares) ...............................           $9.38
                                                                   -----------
Net Asset Value - Balanced Portfolio C Class
 ($954,767 / 101,590 shares) .................................           $9.40
                                                                   -----------
Net Asset Value - Balanced Portfolio Institutional
 Class ($138,336 / 14,779 shares) ............................           $9.36
                                                                   -----------
Components of Net Assets at March 31, 2000:
Shares of Beneficial Interest (unlimited
 authorization - no par) .....................................     $30,106,287
Distributions in excess of net investment
 income ......................................................         (82,852)
Accumulated net realized gain on investments .................         391,223
Net unrealized appreciation of investments ...................         947,940
                                                                   -----------
Total net assets .............................................     $31,362,598
                                                                   ===========
Net Asset Value and Offering Price Per Share -
 Balanced Portfolio
Net asset value A Class (A) ..................................           $9.36
Sales charge (5.75% of offering price or 6.09%
 of the amount invested per share) (B) .......................            0.57
                                                                   -----------
Offering price ...............................................           $9.93
                                                                   -----------
----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

INCOME PORTFOLIO
----------------

                                                         Number of     Market
March 31, 2000 (Unaudited)                                 Shares       Value
------------------------------------------------------------------------------
Investment Companies - 95.88%
Equity Funds - 40.86%
Delaware Group Equity Funds II -
 Delaware Growth and Income Fund .......................    59,252  $  862,112
Delaware Group Equity Funds II -
 Delaware Diversified Value Fund .......................    90,413     919,502
Delaware Group Equity Funds III -
 Delaware Research Fund ................................   105,188     994,030
Delaware Group Equity Funds IV -
 Delaware Diversified Growth Fund ......................   149,974   2,008,151
Delaware Group Equity Funds V -
 Delaware Small Cap Value Fund .........................    10,358     257,813
Delaware Group Global & International Funds -
 Delaware International Equity Fund ....................    72,518   1,149,406
Delaware Pooled Trust - The Real Estate
 Investment Trust Portfolio ............................    30,013     349,350
Voyageur Mutual Funds III -
 Delaware Select Growth Fund ...........................    22,662   1,004,133
                                                                   -----------
                                                                     7,544,497
                                                                   -----------
Fixed-Income Funds - 55.02%
Delaware Group Government Funds -
 Delaware American Government Bond Fund ................ 1,058,670   7,590,664
Delaware Group Income Funds -
 Delaware Delchester Fund ..............................   543,102   2,568,873
                                                                   -----------
                                                                    10,159,537
                                                                   -----------
Total Investment Companies
 (cost $18,359,101) ....................................            17,704,034
                                                                   -----------

                                                        Principal
                                                          Amount
                                                        ---------
Repurchase Agreements - 4.30%
With Chase Manhattan 6.03% 4/3/00
 (dated 3/31/00, collateralized by $292,000
 U.S. Treasury Notes 4.75% due 2/15/04,
 market value $277,417) ................................  $271,000     271,000
With PaineWebber 6.05% 4/3/00
 (dated 3/31/00, collateralized by $75,000
 U.S. Treasury Notes 6.375% due 3/31/01,
 market value $75,302 and $77,000 U.S.
 Treasury Notes 5.25% due 5/31/01, market
 value $77,151 and $37,000 U.S. Treasury
 Notes 11.875% due 11/15/03,
 market value $44,840 and $77,000
 U.S. Treasury Notes 5.875% due 11/15/04,
 market value $77,157) .................................   269,000     269,000
With Prudential Securities 6.00% 4/3/00
 (dated 3/31/00, collateralized by $231,000
 U.S. Treasury Notes 6.00% due 8/15/00,
 market value $258,747) ................................   253,000     253,000
                                                                   -----------
Total Repurchase Agreements
 (cost $793,000) .......................................               793,000
                                                                   -----------

--------------------------------------------------------------------------------
Total Market Value of Securities - 100.18%
 (cost $19,152,101) ....................................           $18,497,034
Liabilities Net of Receivables and
 Other Assets - (0.18%) ................................               (32,830)
                                                                   -----------
Net Assets Applicable to 2,128,080
 Shares Outstanding - 100.00% ..........................           $18,464,204
                                                                   ===========
Net Asset Value - Income Portfolio A Class
 ($17,824,511 / 2,054,647 shares) ......................                 $8.68
                                                                   -----------
Net Asset Value - Income Portfolio B Class
 ($361,962 / 41,496 shares) ............................                 $8.72
                                                                   -----------
Net Asset Value - Income Portfolio C Class
 ($191,799 / 22,035 shares) ............................                 $8.70
                                                                   -----------
Net Asset Value - Income Portfolio Institutional
 Class ($85,932 / 9,902 shares) ........................                 $8.68
                                                                   -----------
Components of Net Assets at March 31, 2000:
Shares of Beneficial Interest (unlimited
 authorization - no par) ...............................           $18,785,931
Distributions in excess of net investment
 income ................................................                (2,200)
Accumulated net realized gain on investments ...........               335,540
Net unrealized depreciation of investments .............              (655,067)
                                                                   -----------
Total net assets .......................................           $18,464,204
                                                                   ===========
Net Asset Value and Offering Price Per Share -
 Income Portfolio
Net asset value A Class (A) ............................                 $8.68
Sales charge (5.75% of offering price or 6.11%
 of the amount invested per share) (B) .................                  0.53
                                                                   -----------
Offering price .........................................                 $9.21
                                                                   ===========
-------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.
    See accompanying notes

Statements of Operations

Delaware Foundation Funds

                                                                                    Growth    Balanced       Income
Six Months Ended March 31, 2000 (Unaudited)                                       Portfolio   Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest ................................................................        $  11,159    $  8,407    $  23,278
Dividends ...............................................................          178,600     370,484      461,608
                                                                                -----------------------------------
 ........................................................................          189,759     378,891      484,886
                                                                                -----------------------------------
Expenses:
Management fees .........................................................            7,286      10,461        8,955
Distribution expense ....................................................           28,054      33,958       24,272
Dividend disbursing and transfer agent fees and expenses ................           55,753      45,855       86,003
Registration fees .......................................................           22,287      19,107       19,631
Reports and statements to shareholders ..................................           12,000      15,000        9,000
Accounting and administration ...........................................            3,011       4,261        3,656
Amortization of organization expenses ...................................            2,326       2,326        2,321
Professional fees .......................................................              660       1,950        6,000
Taxes (other than taxes on income) ......................................               66         120          200
Custodian fees ..........................................................              882         150           90
Trustees' fees ..........................................................              931         987          962
Other ...................................................................            1,500         483          251
                                                                                -----------------------------------
                                                                                   134,756     134,658      161,341
Less expenses absorbed or waived ........................................          (65,531)    (44,374)     (86,981)
Less expenses paid indirectly ...........................................             (341)       (483)        (414)
                                                                                -----------------------------------
Total expenses ..........................................................           68,884      89,801       73,946
                                                                                -----------------------------------

Net Investment Income ...................................................          120,875     289,090      410,940
                                                                                -----------------------------------

Net Realized and Unrealized Gain on Investments:
Capital gain distributions from investment companies ....................          374,854     401,496      219,245
Net realized gain on investments ........................................          231,733     212,667      248,652
Net change in unrealized appreciation/depreciation of investments .......        1,169,996   1,459,315      151,169
                                                                                -----------------------------------

Net Realized and Unrealized Gain on Investments .........................        1,776,583   2,073,478      619,066
                                                                                -----------------------------------

Net Increase in Net Assets Resulting from Operations ....................       $1,897,458  $2,362,568   $1,030,006
                                                                                ===================================


                             See accompanying notes

Statements of Changes in Net Assets


                                                               Growth                   Balanced                 Income
Delaware Foundation Funds                                     Portfolio                 Portfolio                Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months     Year      Six Months      Year     Six Months      Year
                                                          Ended       Ended       Ended         Ended       Ended        Ended
                                                         3/31/00     9/30/99      3/31/00      9/30/99     3/31/00      9/30/99
                                                       (Unaudited)              (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income .............................   $   120,875 $   150,639  $   289,090 $   431,667  $   410,940 $   608,102
Net realized gain on investments ..................       606,587     374,414      614,163     289,279      467,897      44,912
Net change in unrealized
 appreciation/depreciation of investments .........     1,169,996      56,705    1,459,315    (335,144)     151,169    (775,667)
                                                      -------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations ........................     1,897,458     581,758    2,362,568     385,802    1,030,006    (122,653)
                                                      -------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income:
 A Class ..........................................      (328,851)    (16,588)    (609,902)   (268,006)    (667,266)   (408,473)
 B Class ..........................................       (36,717)         --      (30,399)    (11,355)      (9,591)    (10,673)
 C Class ..........................................       (13,139)         --      (23,486)    (10,723)      (6,572)     (3,980)
 Institutional Class ..............................        (3,940)       (588)      (3,916)     (1,373)      (3,101)     (1,913)
Net realized gain on investments:
 A Class ..........................................      (327,655)     (5,317)    (306,567)     (6,916)     (84,213)     (2,256)
 B Class ..........................................       (49,076)     (3,737)     (19,061)     (1,985)      (1,276)       (994)
 C Class ..........................................       (17,562)       (599)     (14,846)     (2,649)        (953)       (401)
 Institutional Class ..............................        (3,598)       (147)      (2,009)       (166)        (372)       (149)
                                                      -------------------------------------------------------------------------
                                                         (780,538)    (26,976)  (1,010,186)   (303,173)    (773,344)   (428,839)
                                                      -------------------------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold:
 A Class ..........................................     1,939,356  15,667,690   12,458,644  22,952,044    2,693,224  22,106,262
 B Class ..........................................       888,974     758,187      286,075     652,910      108,137     706,701
 C Class ..........................................       377,638     484,774      267,639     302,321       21,335     147,129
 Institutional Class                                      117,318       9,370       68,034       7,483       25,243       4,114
Net asset value of shares issued upon
 reinvestment of distributions from
 net investment income and net
 realized gain on investments:
 A Class ..........................................       656,681      21,959      916,362     274,932      751,493     410,729
 B Class ..........................................        84,612       3,675       48,464      13,190        8,648       9,874
 C Class ..........................................        30,700         597       37,172      12,919        7,838       4,381
 Institutional Class ..............................         7,538         735        5,925       1,539        3,473       2,062
                                                      -------------------------------------------------------------------------
                                                        4,102,817  16,946,987   14,088,315  24,217,338    3,619,391  23,391,252
                                                      -------------------------------------------------------------------------
Cost of shares repurchased:
 A Class ..........................................    (2,213,212) (5,256,441)  (3,019,067) (6,789,571)  (3,106,635) (5,122,105)
 B Class ..........................................      (328,144)   (264,719)    (133,823)    (81,066)      (3,509)   (499,183)
 C Class ..........................................      (156,932)    (73,721)    (196,288)   (279,472)     (35,291)    (80,420)
 Institutional Class ..............................       (34,726)       (566)        (249)       (531)        (652)         --
                                                      -------------------------------------------------------------------------
                                                       (2,733,014) (5,595,447)  (3,349,427) (7,150,640)  (3,146,087) (5,701,708)
                                                      -------------------------------------------------------------------------
Increase in net assets derived
 from capital share transactions ..................     1,369,803  11,351,540   10,738,888  17,066,698      473,304  17,689,544
                                                      -------------------------------------------------------------------------
Net Increase in Net Assets ........................     2,486,723  11,906,322   12,091,270  17,149,327      729,966  17,138,052
Net Assets:
Beginning of period ...............................    13,459,884   1,553,562   19,271,328   2,122,001   17,734,238     596,186
                                                      -------------------------------------------------------------------------
End of period .....................................   $15,946,607 $13,459,884  $31,362,598 $19,271,328  $18,464,204 $17,734,238
                                                      =========================================================================

                             See accompanying notes

Financial Highlights

Delaware Foundation Funds
Selected data for each share of the Fund outstanding             Growth Portfolio                     Growth Portfolio
throughout each period was as follows:                               A Class                               B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months                 Period      Six Months                 Period
                                                           Ended     Year Ended  12/31/97(1) to   Ended    Year Ended 12/31/97(1) to
                                                          3/31/00(4)   9/30/99     9/30/98      3/31/00(4)   9/30/99      9/30/98
                                                         (Unaudited)                           (Unaudited)
Net asset value, beginning of period ..................    $ 9.500      $8.170       $8.500     $ 9.470       $8.140      $8.500

Income (loss) from investment operations:
 Net investment income(2) .............................      0.087       0.138        0.062       0.050        0.068       0.014
 Net realized and unrealized gain (loss) on
  investments .........................................      1.212       1.295       (0.392)      1.209        1.287      (0.374)
                                                           ---------------------------------------------------------------------
 Total from investment operations .....................      1.299       1.433       (0.330)      1.259        1.355      (0.360)
                                                           ---------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income .................     (0.275)     (0.078)        none       (0.210)       none        none
 Distributions from net realized gain on investments ..     (0.274)     (0.025)        none       (0.270)     (0.025)       none
                                                           ---------------------------------------------------------------------
 Total dividends and distributions ....................     (0.549)     (0.103)        none       (0.480)     (0.025)       none
                                                           ---------------------------------------------------------------------

Net asset value, end of period ........................    $10.250      $9.500       $8.170     $10.249       $9.470      $8.140
                                                           =====================================================================

Total return(3) .......................................     14.11%      17.33%       (3.88%)     13.69%       16.41%      (4.24%)

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..............    $12,620     $11,328         $547      $2,354       $1,561        $885
 Ratio of expenses to average net assets ..............      0.80%       0.80%        0.80%       1.55%        1.55%       1.55%
 Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly .....................................      1.68%       2.21%       14.36%       2.43%        2.96%      15.11%
 Ratio of net investment income to average net assets .      1.76%       1.45%        0.96%       1.01%        0.70%      21.00%
 Ratio of net investment income (loss) to average
  net assets prior to expense limitation and expenses
  paid indirectly .....................................      0.88%       0.04%      (12.60%)      0.13%       (0.71%)    (13.35%)
Portfolio turnover ....................................        82%        104%          77%         82%         104%         77%

-----------------------------------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Delaware Foundation Funds
Selected data for each share of the Fund outstanding             Growth Portfolio                     Growth Portfolio
throughout each period was as follows:                               C Class                         Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months                 Period      Six Months                 Period
                                                           Ended     Year Ended  12/31/97(1) to   Ended    Year Ended 12/31/97(1) to
                                                          3/31/00(4)   9/30/99     9/30/98      3/31/00(4)   9/30/99      9/30/98
                                                         (Unaudited)                           (Unaudited)
Net asset value, beginning of period ..................       $9.480      $8.140       $8.500      $9.520       $8.180      $8.500

Income (loss) from investment operations:
 Net investment income(2) .............................        0.050       0.067        0.013       0.100        0.162       0.078
 Net realized and unrealized gain (loss) on
  investments .........................................        1.209       1.298       (0.373)      1.214        1.303      (0.398)
                                                             ---------------------------------------------------------------------
 Total from investment operations .....................        1.259       1.365       (0.360)      1.314        1.465      (0.320)
                                                             ---------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income .................       (0.205)       none         none      (0.300)      (0.100)       none
 Distributions from net realized gain on investments ..       (0.274)     (0.025)        none      (0.274)      (0.025)       none
                                                             ---------------------------------------------------------------------
 Total dividends and distributions ....................       (0.479)     (0.025)        none      (0.574)      (0.125)       none
                                                             ---------------------------------------------------------------------

Net asset value, end of period ........................      $10.260      $9.480       $8.140     $10.260       $9.520      $8.180
                                                             =====================================================================

Total return(3) .......................................       13.68%      16.53%       (4.24%)     14.25%       17.71%      (3.77%)

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..............         $809        $506          $74        $163          $65         $48
 Ratio of expenses to average net assets ..............        1.55%       1.55%        1.55%       0.55%        0.55%       0.55%
 Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly .....................................        2.43%       2.96%       15.11%       1.43%        1.96%      14.11%
 Ratio of net investment income to average net assets .        1.01%       0.70%        0.21%       2.01%        1.70%       1.21%
 Ratio of net investment income (loss) to average
  net assets prior to expense limitation and expenses
  paid indirectly .....................................        0.13%      (0.71%)     (13.35%)      1.13%        0.29%     (12.35%)
Portfolio turnover ....................................          82%        104%          77%         82%         104%         77%

-----------------------------------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Delaware Foundation Funds
Selected data for each share of the Fund outstanding            Balanced Portfolio                   Balanced Portfolio
throughout each period was as follows:                               A Class                               B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months                 Period      Six Months                 Period
                                                           Ended     Year Ended  12/31/97(1) to   Ended    Year Ended 12/31/97(1) to
                                                          3/31/00(4)   9/30/99     9/30/98      3/31/00(4)   9/30/99      9/30/98
                                                         (Unaudited)                           (Unaudited)
Net asset value, beginning of period ..................      $8.940      $8.130       $8.500      $8.950       $8.130      $8.500

Income (loss) from investment operations:
 Net investment income(2) .............................       0.130       0.249        0.153       0.095        0.181       0.104
 Net realized and unrealized gain (loss) on
  investments .........................................       0.738       0.789       (0.463)      0.745        0.787      (0.444)
                                                             --------------------------------------------------------------------
 Total from investment operations .....................       0.868       1.038       (0.310)      0.840        0.968      (0.340)
                                                             --------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income .................      (0.288)     (0.200)      (0.060)     (0.250)      (0.120)     (0.030)
 Distributions from net realized gain on investments ..      (0.160)     (0.028)        none      (0.160)      (0.028)       none
                                                             --------------------------------------------------------------------
 Total dividends and distributions ....................      (0.448)     (0.228)      (0.060)     (0.410)      (0.148)     (0.030)
                                                             --------------------------------------------------------------------

Net asset value, end of period ........................      $9.360      $8.940       $8.130      $9.380       $8.950      $8.130
                                                             ====================================================================


Total return(3) .......................................      10.08%      12.52%       (3.68%)      9.74%       11.66%      (4.02%)

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..............     $28,977     $17,373         $972      $1,292       $1,035        $408
 Ratio of expenses to average net assets ..............       0.80%       0.80%        0.80%       1.55%        1.55%       1.55%
 Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly .....................................       1.22%       1.57%       12.87%       1.97%        2.32%      13.62%
 Ratio of net investment income to average net assets .       2.81%       2.73%        2.34%       2.06%        1.98%       1.59%
 Ratio of net investment income (loss) to average
  net assets prior to expense limitation and expenses
  paid indirectly .....................................       2.39%       1.96%       (9.73%)      1.64%        1.21%     (10.48%)
Portfolio turnover ....................................         63%         93%          73%         63%          93%         73%

-----------------------------------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Delaware Foundation Funds
Selected data for each share of the Fund outstanding             Balanced Portfolio                     Balanced Portfolio
throughout each period was as follows:                                C Class                           Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months                 Period      Six Months                 Period
                                                           Ended     Year Ended  12/31/97(1) to   Ended    Year Ended 12/31/97(1) to
                                                          3/31/00(4)   9/30/99     9/30/98      3/31/00(4)   9/30/99      9/30/98
                                                         (Unaudited)                           (Unaudited)
Net asset value, beginning of period ..................      $8.960      $8.140       $8.500      $8.940       $8.130      $8.500

Income (loss) from investment operations:
 Net investment income(2) .............................       0.095       0.182        0.104       0.141        0.271       0.169
 Net realized and unrealized gain (loss) on
  investments .........................................       0.755       0.786       (0.434)      0.742        0.792      (0.469)
                                                             --------------------------------------------------------------------
 Total from investment operations .....................       0.850       0.968       (0.330)      0.883        1.063      (0.300)
                                                             --------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income .................      (0.250)     (0.120)      (0.030)     (0.303)      (0.225)     (0.070)
 Distributions from net realized gain on investments ..      (0.160)     (0.028)        none      (0.160)      (0.028)       none
                                                             --------------------------------------------------------------------
 Total dividends and distributions ....................      (0.410)     (0.148)      (0.030)     (0.463)      (0.253)     (0.070)
                                                             --------------------------------------------------------------------

Net asset value, end of period ........................      $9.400      $8.960       $8.140      $9.360       $8.940      $8.130
                                                             ====================================================================


Total return(3) .......................................       9.72%      11.77%       (3.90%)     10.25%       12.83%      (3.56%)

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..............        $955        $802         $694        $138          $61         $48
 Ratio of expenses to average net assets ..............       1.55%       1.55%        1.55%       0.55%        0.55%       0.55%
 Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly .....................................       1.97%       2.32%       13.62%       0.97%        1.32%      12.62%
 Ratio of net investment income to average net assets .       2.06%       1.98%        1.59%       3.06%        2.98%       2.59%
 Ratio of net investment income (loss) to average
  net assets prior to expense limitation and expenses
  paid indirectly .....................................       1.64%       1.21%      (10.48%)      2.64%        2.21%      (9.48%)
Portfolio turnover ....................................         63%         93%          73%         63%          93%         73%

-----------------------------------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Delaware Foundation Funds
Selected data for each share of the Fund outstanding             Income Portfolio                     Income Portfolio
throughout each period was as follows:                               A Class                               B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months                 Period      Six Months                 Period
                                                           Ended     Year Ended  12/31/97(1) to   Ended    Year Ended 12/31/97(1) to
                                                          3/31/00(4)   9/30/99     9/30/98      3/31/00(4)   9/30/99      9/30/98
                                                         (Unaudited)                           (Unaudited)
Net asset value, beginning of period ..................      $8.550      $8.290       $8.500      $8.590       $8.290      $8.500

Income (loss) from investment operations:
 Net investment income(2) .............................       0.198       0.382        0.250       0.166        0.316       0.201
 Net realized and unrealized gain (loss) on
  investments .........................................       0.313       0.198       (0.350)      0.305        0.219      (0.331)
                                                             --------------------------------------------------------------------
 Total from investment operations .....................       0.511       0.580       (0.100)      0.471        0.535      (0.130)
                                                             --------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income .................      (0.338)     (0.295)      (0.110)     (0.298)      (0.210)     (0.080)
 Distributions from net realized gain on investments ..      (0.043)     (0.025)    none          (0.043)      (0.025)   none
                                                             --------------------------------------------------------------------
 Total dividends and distributions ....................      (0.381)     (0.320)      (0.110)     (0.341)      (0.235)     (0.080)
                                                             --------------------------------------------------------------------

Net asset value, end of period ........................      $8.680      $8.550       $8.290      $8.720       $8.590      $8.290
                                                             ====================================================================


Total return(3) .......................................       6.17%       6.85%       (1.21%)      5.78%        6.18%      (1.56%)

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..............     $17,825     $17,239         $398        $362         $243         $26
 Ratio of expenses to average net assets ..............       0.80%       0.80%        0.80%       1.55%        1.55%       1.55%
 Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly .....................................       1.76%       2.13%       32.95%       2.51%        2.88%      33.70%
 Ratio of net investment income to average net assets .       4.59%       4.34%        3.80%       3.84%        3.59%       3.05%
 Ratio of net investment income (loss) to average
  net assets prior to expense limitation and expenses
  paid indirectly .....................................       3.63%       3.01%      (28.35%)      2.88%        2.26%     (29.10%)
Portfolio turnover ....................................         46%         73%          81%         46%          73%         81%

-----------------------------------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


Delaware Foundation Funds
Selected data for each share of the Fund outstanding             Income Portfolio                     Income Portfolio
throughout each period was as follows:                               C Class                         Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months                 Period      Six Months                 Period
                                                           Ended     Year Ended  12/31/97(1) to   Ended    Year Ended 12/31/97(1) to
                                                          3/31/00(4)   9/30/99     9/30/98      3/31/00(4)    9/30/99      9/30/98
                                                         (Unaudited)                           (Unaudited)
Net asset value, beginning of period ..................     $8.580      $8.290       $8.500      $8.560       $8.280      $8.500

Income (loss) from investment operations:
 Net investment income(2) .............................      0.166       0.316        0.204       0.209        0.403       0.266
 Net realized and unrealized gain (loss) on
  investments .........................................      0.295       0.209       (0.334)      0.302        0.212      (0.356)
                                                            --------------------------------------------------------------------
 Total from investment operations .....................      0.461       0.525       (0.130)      0.511        0.615      (0.090)
                                                            --------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income .................     (0.298)     (0.210)      (0.080)     (0.348)      (0.310)     (0.130)
 Distributions from net realized gain on investments ..     (0.043)     (0.025)        none      (0.043)      (0.025)       none
                                                            --------------------------------------------------------------------
 Total dividends and distributions ....................     (0.341)     (0.235)      (0.080)     (0.391)      (0.335)     (0.130)
                                                            --------------------------------------------------------------------

Net asset value, end of period ........................     $8.700      $8.580       $8.290      $8.681       $8.560      $8.280
                                                            ====================================================================


Total return(3) .......................................      5.67%       6.06%       (1.56%)      6.29%        7.16%      (1.10%)

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..............       $192        $195         $123         $86          $57         $49
 Ratio of expenses to average net assets ..............      1.55%       1.55%        1.55%       0.55%        0.55%       0.55%
 Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly .....................................      2.51%       2.88%       33.70%       1.51%        1.88%      32.70%
 Ratio of net investment income to average net assets .      3.84%       3.59%        3.05%       4.84%        4.59%       4.05%
 Ratio of net investment income (loss) to average
  net assets prior to expense limitation and expenses
  paid indirectly .....................................      2.88%       2.26%      (29.10%)      3.88%        3.26%     (28.10%)
Portfolio turnover ....................................        46%         73%          81%         46%          73%         81%

-----------------------------------------------
(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Notes to Financial Statements



March 31, 2000  (Unaudited)
--------------------------------------------------------------------------------
Delaware Foundation Funds (the "Trust") is registered as a non-diversified open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Delaware business trust under a Certificate of Trust dated October 24, 1997 and offers three portfolios: the Delaware Foundation Funds Growth Portfolio ("Growth Portfolio"), the Delaware Foundation Funds Balanced Portfolio ("Balanced Portfolio") and the Delaware Foundation Funds Income Portfolio ("Income Portfolio") (individually a "Portfolio" and collectively, the "Portfolios"). Each portfolio of the Trust is non-diversified, as defined by the 1940 Act, and offers four classes of shares. Class A carries a front-end sales charge of 5.75%. Class B carries a back-end deferred sales charge, Class C carries a level load deferred sales charge and the Institutional Class has no sales charge. The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of each Portfolio is as follows:

Growth Portfolio: To seek long-term capital growth.

Balanced Portfolio: To seek capital appreciation with current income as a secondary objective.

Income Portfolio: To seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Portfolios.

Security Valuation - The market value of the Portfolios' investments in the underlying Funds is based on the published net asset value of each share of an underlying Fund computed as of the close of regular trading on the New York Stock Exchange on days when the Exchange is open.

Federal Income Taxes - Each Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays distributions from net realized gain on investments, if any, annually and from net investment income as follows: the Income Portfolio and the Balanced Portfolio quarterly, and the Growth Portfolio annually.

Certain expenses of Portfolios are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Portfolios received earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding offset shown as "Expenses paid indirectly". The amount of these expenses and credits for the six months ended March 31, 2000 are as follows:

                                               Growth       Balanced    Income
                                              Portfolio    Portfolio   Portfolio
                                              ---------    ---------   ---------
Commission Expenses .................           $341         $483        $414

--------------------------------------------------------------------------------
2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each Portfolio pays Delaware Management Company (DMC), the Investment Manager of each Portfolio, an annual Asset Allocation fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios average daily net assets.

DMC has elected to waive that portion of the management fee and reimburse each Portfolio to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, exceed 0.55% of average daily net assets of the Portfolios through June 30, 2000.

The Portfolios have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On March 31, 2000, the Portfolios had liabilities payable to affiliates as follows:

                                          Growth       Balanced       Income
                                         Portfolio     Portfolio     Portfolio
                                         ---------     ---------     ---------
Dividend disbursing, transfer
 agent and accounting
 services and other expenses
 payable to DSC .......................  $10,759        $10,126       $13,344
Other expenses payable to DMC
 and affiliates .......................    6,043          6,324         5,242

Pursuant to the Distribution Agreement, the Portfolios pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Classes.

For the six months ended March 31, 2000, DDLP earned commissions on sales of the A Class shares for each Portfolio as follows:

    Growth                 Balanced                    Income
   Portfolio               Portfolio                  Portfolio
   ---------               ---------                  ---------
     $450                    $440                        $--

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Portfolios. These officers, trustees and employees are paid no compensation by the Portfolios.

3. Investments
During the six months ended March 31, 2000, the Portfolios made purchases and sales of investment securities, including shares of the Underlying Funds, other than U.S. government securities and temporary cash investments as follows:

                                 Growth            Balanced         Income
                                Portfolio         Portfolio        Portfolio
                                ---------         ---------        ---------
Purchases .................   $6,852,485          $17,161,519      $4,764,655
Sales .....................    5,883,365            6,698,381      3,953,837

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

                               Growth              Balanced          Income
                              Portfolio            Portfolio        Portfolio
                              ---------            ---------        ---------
Cost of investments          $14,910,065          $30,481,925      $19,152,101
                             ---------------------------------------------------
Aggregate unrealized
 appreciation                 $1,560,503           $1,832,139      $   730,369
Aggregate unrealized
 depreciation                   (481,630)            (884,199)      (1,385,436)
                             ---------------------------------------------------
Net unrealized
 appreciation/depreciation    $1,078,873           $  947,940      $  (655,067)
                             ===================================================

--------------------------------------------------------------------------------
4. Capital Shares
Transactions in capital shares were as follows:

                                                            Growth Portfolio       Balanced Portfolio        Income Portfolio
                                                            ----------------       ------------------        ----------------
                                                        Six Months      Year     Six Months      Year      Six Months     Year
                                                          Ended        Ended       Ended         Ended       Ended       Ended
                                                         3/31/00      9/30/99     3/31/00      9/30/99     3/31/00      9/30/99
                                                       (Unaudited)              (Unaudited)               (Unaudited)

Shares sold:
  A Class                                                 196,072   1,668,679    1,379,951   2,536,969      312,851   2,501,936
  B Class                                                  89,539      83,142       31,328      72,833       12,626      82,008
  C Class                                                  38,013      52,132       29,303      34,165        2,476      16,945
  Institutional Class                                      11,607         950        7,293         823        2,895         470

Shares issued upon reinvestment of
  distributions from net investment income
  and net realized gain on investments:
  A Class                                                  66,198       2,382       99,716      30,428       87,405      47,302
  B Class                                                   8,512         398        5,272       1,463        1,000       1,128
  C Class                                                   3,085          64        4,039       1,433          910         502
  Institutional Class                                         760          80          646         171          403         237
                                                        ---------   ---------   ----------   ---------    ---------   ---------
                                                          413,786   1,807,827    1,557,548   2,678,285      420,566   2,650,528
                                                        ---------   ---------   ----------   ---------    ---------   ---------

Shares repurchased:
  A Class                                                (223,476)   (545,940)    (329,265)   (742,675)    (360,869)   (582,005)
  B Class                                                 (33,175)    (27,503)     (14,463)     (8,853)        (404)    (57,950)
  C Class                                                 (15,564)     (7,945)     (21,232)    (31,351)      (4,069)     (9,577)
  Institutional Class                                      (3,355)        (57)         (27)        (58)         (76)          0
                                                        ---------   ---------   ----------   ---------    ---------   ---------
                                                         (275,570)   (581,445)    (364,987)   (782,937)    (365,418)   (649,532)
                                                        ---------   ---------   ----------   ---------    ---------   ---------
Net increase                                              138,216   1,226,382    1,192,561   1,895,348       55,148   2,000,996
                                                        =========   =========   ==========   =========    =========   =========



5. Line of Credit
Effective October 8, 1999, the Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Portfolio's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. Prior to October 8, 1999, the Delaware Foundation Funds Growth, Balanced and Income Portfolios had committed lines of credit of $500,000, $700,000 and $600,000, respectively. The Portfolios had no amounts outstanding at March 31, 2000, or at any time during the fiscal period.

DELAWARE INVESTMENTS FAMILY OF FUNDS
------------------------------------


Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

Growth of Capital
o  Technology and Innovation
    Fund
o  Select Growth Fund
o  Trend Fund
o  Growth Opportunities Fund*
o  Small Cap Value Fund
o  U.S. Growth Fund
o  Tax-Efficient Equity Fund
o  Social Awareness Fund

Total Return
o  Blue Chip Fund
o  Devon Fund
o  Growth and Income Fund
o  Decatur Equity
    Income Fund
o  REIT Fund
o  Balanced Fund

International and Global
o  Emerging Markets Fund
o  New Pacific Fund
o  Overseas Equity Fund
o  International Equity Fund
o  Global Equity Fund
o  Global Bond Fund

Current Income
o  Delchester Fund
o  High-Yield
    Opportunities Fund
o  Strategic Income Fund
o  Corporate Bond Fund
o  Extended Duration
    Bond Fund
o  American Government
    Bond Fund
o  U.S. Government
    Securities Fund
o  Limited-Term
    Government Fund

Tax-Exempt Income
o  National High-Yield
    Municipal Bond Fund
o  Tax-Free USA Fund
o  Tax-Free Insured Fund
o  Tax-Free USA
    Intermediate Fund
o  State Tax-Free Funds**

Stability of Principal
o  Cash Reserve
o  Tax-Free Money Fund

Asset Allocation
o  Foundation Funds
    Growth Portfolio
    Balanced Portfolio
    Income Portfolio


*  Formerly known as DelCap Fund.

** Available for the following states: Arizona, California, Colorado, Florida,
   Idaho, Iowa, Kansas, Minnesota, Missouri, Montana, North Dakota, New Jersey, New Mexico, New York, Oregon, Pennsylvania and Wisconsin. Insured and intermediate bond funds are available in selected states.

(C)Delaware Distributors, L.P.

DELAWARE(SM)
INVESTMENTS
-----------
Philadelphia o London


For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawareinvestments.com

This semi-annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current Delaware Foundation Funds Prospectus and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Portfolio. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

BOARD OF TRUSTEES

Wayne A. Stork
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Walter P. Babich
Board Chairman
Citadel Constructors, Inc.
King of Prussia, PA

David K. Downes
President and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

John H. Durham
Private Investor
Horsham, PA

Anthony D. Knerr
Consultant, Anthony Knerr & Associates
New York, NY

Ann R. Leven
Former Treasurer, National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Charles E. Peck
Retired
Fredericksburg, VA

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

AFFILIATED OFFICERS

Charles E. Haldeman, Jr.
President and Chief Executive Officer
Delaware Management Holdings, Inc.
Philadelphia, PA

Richard J. Flannery
Executive Vice President
and General Counsel
Delaware Investments Family of Funds
Philadelphia, PA

Bruce D. Barton
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA

Investment Manager
Delaware Management Company
Philadelphia, PA

International Affiliate
Delaware International Advisers Ltd.
London, England

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
Philadelphia, PA

1818 Market Street
Philadelphia, PA 19103-3682


(3120)                                                        Printed in the USA
SA-444 [3/00] PP 5/00                                                    (J5856)